UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08876
Investment Company Act File Number
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 122.9%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
		Booz Allen Hamilton, Inc.
	1,144	Term Loan, 6.00%, Maturing July 31, 2015	$1,145,394
		DAE Aviation Holdings, Inc.
	1,536	Term Loan, 4.23%, Maturing July 31, 2014	1,393,993
	1,582	Term Loan, 4.23%, Maturing July 31, 2014	1,435,891
		Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,454,833
		Evergreen International Aviation
	4,449	Term Loan, 10.50%, Maturing October 31, 2011(2)	4,218,198
		Hawker Beechcraft Acquisition
	5,385	Term Loan, 2.37%, Maturing March 26, 2014	4,365,440
	298	Term Loan, 2.63%, Maturing March 26, 2014	241,535
		IAP Worldwide Services, Inc.
	548	Term Loan, 9.25%, Maturing December 30, 2012(2)	536,757
		International Lease Finance Co.
	2,000	Term Loan, 6.75%, Maturing March 17, 2015	2,017,500
		Spirit AeroSystems, Inc.
	2,634	Term Loan, 2.28%, Maturing September 30, 2013	2,579,143
		TransDigm, Inc.
	4,000	Term Loan, 2.54%, Maturing June 23, 2013	3,894,284
		Triumph Group, Inc.
	1,350	Term Loan, 4.50%, Maturing June 16, 2016	1,357,173
		Wesco Aircraft Hardware Corp.
	1,813	Term Loan, 2.57%, Maturing September 30, 2013	1,748,002
	1,000	Term Loan - Second Lien, 6.07%, Maturing March 28, 2014	955,833

			$27,343,976

Air Transport — 0.2%
		Delta Air Lines, Inc.
	2,812	Term Loan - Second Lien, 3.59%, Maturing April 30, 2014	$2,554,664

			$2,554,664

Automotive — 5.1%
		Adesa, Inc.
	7,880	Term Loan, 3.07%, Maturing October 18, 2013	$7,548,263
		Allison Transmission, Inc.
	3,837	Term Loan, 3.10%, Maturing August 7, 2014	3,592,405
		Autotrader.com, Inc.
	2,575	Term Loan, 6.00%, Maturing June 14, 2016	2,581,407
		Dayco Products, LLC
	491	Term Loan, 10.00%, Maturing November 12, 2012	491,189
	981	Term Loan, 10.00%, Maturing November 12, 2012	981,151
	1,084	Term Loan, 10.50%, Maturing May 13, 2014	1,062,825
	165	Term Loan, 12.50%, Maturing November 13, 2014(2)	142,225
		Federal-Mogul Corp.
	9,103	Term Loan, 2.29%, Maturing December 29, 2014	8,148,430
	5,571	Term Loan, 2.28%, Maturing December 28, 2015	4,987,348
		Financiere Truck (Investissement)
EUR	693	Term Loan, 3.29%, Maturing February 15, 2012	789,664
GBP	990	Term Loan, 1.58%, Maturing February 15, 2015(3)	1,359,070
		Ford Motor Co.
	2,487	Term Loan, 3.35%, Maturing December 16, 2013	2,406,626
	8,271	Term Loan, 3.35%, Maturing December 16, 2013	8,051,966

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	$12,370,417
		HHI Holdings, LLC
	988	Term Loan, 10.50%, Maturing March 30, 2015	994,906
		Keystone Automotive Operations, Inc.
	4,415	Term Loan, 4.02%, Maturing January 12, 2012	3,620,319
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.35%, Maturing March 17, 2014	3,132,813
		TriMas Corp.
	375	Term Loan, 6.00%, Maturing August 2, 2011	368,438
	1,564	Term Loan, 6.00%, Maturing December 15, 2015	1,536,692
		United Components, Inc.
	2,521	Term Loan, 2.37%, Maturing June 29, 2012	2,415,941

			$66,582,095

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.26%, Maturing April 1, 2013	$985,182
		Maine Beverage Co., LLC
	1,011	Term Loan, 2.28%, Maturing March 31, 2013	970,714
		Van Houtte, Inc.
	225	Term Loan, 3.03%, Maturing July 19, 2014	218,761
	1,650	Term Loan, 3.03%, Maturing July 19, 2014	1,604,251

			$3,778,908

Building and Development — 2.5%
		401 North Wabash Venture, LLC
	1,801	Term Loan, 11.00%, Maturing July 27, 2012	$1,368,952
		Beacon Sales Acquisition, Inc.
	1,846	Term Loan, 2.46%, Maturing September 30, 2013	1,734,784
		Brickman Group Holdings, Inc.
	2,402	Term Loan, 2.53%, Maturing January 23, 2014	2,258,004
		Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.46%, Maturing December 1, 2010(3)	609,526
	6,106	Term Loan, 5.16%, Maturing December 1, 2010	5,800,824
		Lafarge Roofing
	1,100	Term Loan, 3.25%, Maturing March 16, 2015(2)	828,673
EUR	362	Term Loan, 5.00%, Maturing April 16, 2015(2)	351,722
		Materis
EUR	819	Term Loan, 3.67%, Maturing April 27, 2014	902,063
EUR	872	Term Loan, 3.65%, Maturing April 27, 2015	960,507
		Mueller Water Products, Inc.
	1,814	Term Loan, 5.49%, Maturing May 23, 2014	1,809,173
		NCI Building Systems, Inc.
	1,015	Term Loan, 8.00%, Maturing April 18, 2014	992,733
		Panolam Industries Holdings, Inc.
	3,745	Term Loan, 8.25%, Maturing December 31, 2013	3,483,124
		Re/Max International, Inc.
	4,439	Term Loan, 5.50%, Maturing March 11, 2016	4,433,326
		Realogy Corp.
	413	Term Loan, 3.31%, Maturing October 10, 2013	362,613
	2,549	Term Loan, 3.35%, Maturing October 10, 2013	2,240,097
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	1,901,875
		WCI Communities, Inc.
	1,165	Term Loan, 10.43%, Maturing September 3, 2014	1,157,503
	1,372	Term Loan, 10.00%, Maturing September 2, 2016(2)	1,316,789

			$32,512,288

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Business Equipment and Services — 10.0%
	Activant Solutions, Inc.
2,008	Term Loan, 2.56%, Maturing May 2, 2013	$1,890,525
	Advantage Sales & Marketing, Inc.
3,815	Term Loan, 5.00%, Maturing May 5, 2016	3,786,822
1,000	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	994,063
	Affinion Group, Inc.
8,728	Term Loan, 5.00%, Maturing October 10, 2016	8,368,090
	Allied Barton Security Service
1,416	Term Loan, 6.75%, Maturing February 18, 2015	1,421,808
	Dealer Computer Services, Inc.
4,171	Term Loan, 5.25%, Maturing April 21, 2017	4,135,485
	DynCorp International, LLC
2,075	Term Loan, 6.25%, Maturing July 5, 2016	2,086,412
	Education Management, LLC
5,601	Term Loan, 2.31%, Maturing June 3, 2013	5,266,475
	First American Corp.
2,175	Term Loan, 4.75%, Maturing April 12, 2016	2,177,719
	Infogroup, Inc.
1,700	Term Loan, 6.25%, Maturing July 1, 2016	1,679,459
	Intergraph Corp.
837	Term Loan, 4.79%, Maturing May 29, 2014	835,287
1,283	Term Loan, 6.00%, Maturing May 29, 2014	1,286,275
2,000	Term Loan - Second Lien, 10.25%, Maturing November 29, 2014	2,005,816
	iPayment, Inc.
3,402	Term Loan, 2.45%, Maturing May 10, 2013	3,164,187
	Kronos, Inc.
2,468	Term Loan, 2.53%, Maturing June 11, 2014	2,312,051
	Language Line, Inc.
4,701	Term Loan, 5.50%, Maturing November 4, 2015	4,640,647
	Mitchell International, Inc.
1,000	Term Loan - Second Lien, 5.81%, Maturing March 30, 2015	877,500
	NE Customer Service
4,066	Term Loan, 6.00%, Maturing March 5, 2016	3,999,998
	Protection One Alarm Monitor, Inc.
4,075	Term Loan, 6.00%, Maturing May 16, 2016	4,039,344
	Quantum Corp.
661	Term Loan, 3.82%, Maturing July 14, 2014	629,774
	Quintiles Transnational Corp.
4,560	Term Loan, 2.46%, Maturing March 29, 2013	4,381,790
	Sabre, Inc.
12,767	Term Loan, 2.37%, Maturing September 30, 2014	11,541,605
	Safenet, Inc.
2,985	Term Loan, 2.83%, Maturing April 12, 2014	2,848,442
	Serena Software, Inc.
2,708	Term Loan, 2.54%, Maturing March 10, 2013	2,585,873
	Sitel (Client Logic)
3,293	Term Loan, 6.03%, Maturing January 30, 2014	3,192,001
	Solera Holdings, LLC
2,562	Term Loan, 2.31%, Maturing May 16, 2014	2,457,198
	SunGard Data Systems, Inc.
609	Term Loan, 2.09%, Maturing February 28, 2014	578,077
1,670	Term Loan, 6.75%, Maturing February 28, 2014	1,673,233
17,206	Term Loan, 4.00%, Maturing February 26, 2016	16,617,218
	Trans Union, LLC
4,475	Term Loan, 6.75%, Maturing June 15, 2017	4,521,987
	Transaction Network Service, Inc.
938	Term Loan, 6.00%, Maturing November 18, 2015	940,026
	Travelport, LLC
7,073	Term Loan, 2.82%, Maturing August 23, 2013	6,686,359

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,880	Term Loan, 2.82%, Maturing August 23, 2013	$3,657,978
	2,741	Term Loan, 3.03%, Maturing August 23, 2013	2,591,158
EUR	1,053	Term Loan, 3.22%, Maturing August 23, 2013	1,290,975
		Valassis Communications, Inc.
	1,308	Term Loan, 2.79%, Maturing March 2, 2014	1,269,143
		West Corp.
	3,612	Term Loan, 2.75%, Maturing October 24, 2013	3,432,702
	5,246	Term Loan, 4.25%, Maturing July 15, 2016	5,098,597

			$130,962,099

Cable and Satellite Television — 9.6%
		Atlantic Broadband Finance, LLC
	191	Term Loan, 2.79%, Maturing September 1, 2011	$188,212
	5,134	Term Loan, 6.75%, Maturing May 31, 2013	5,080,829
		Bresnan Broadband Holdings, LLC
	1,429	Term Loan, 2.34%, Maturing June 30, 2013	1,419,750
	2,963	Term Loan, 2.39%, Maturing March 29, 2014	2,943,504
		Cequel Communications, LLC
	12,914	Term Loan, 2.35%, Maturing November 5, 2013	12,401,776
		Charter Communications Operating, Inc.
	18,390	Term Loan, 2.32%, Maturing March 6, 2014	17,490,114
		CSC Holdings, Inc.
	9,193	Term Loan, 2.09%, Maturing March 29, 2016	8,997,610
		DirectTV Holdings, LLC
	1,439	Term Loan, 1.82%, Maturing April 13, 2013	1,433,271
		Foxco Acquisition Sub., LLC
	2,276	Term Loan, 7.50%, Maturing July 14, 2015	2,190,614
		Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.16%, Maturing April 7, 2014	7,450,420
		Kabel Deutschland GmbH
EUR	2,000	Term Loan, 3.89%, Maturing March 31, 2014	2,565,252
		MCC Iowa, LLC
	1,896	Term Loan, 2.06%, Maturing January 31, 2015	1,755,792
		Mediacom Broadband, LLC
	3,375	Term Loan, 4.50%, Maturing October 23, 2017	3,239,156
		Mediacom Illinois, LLC
	5,815	Term Loan, 2.06%, Maturing January 31, 2015	5,344,730
		Mediacom, LLC
	1,925	Term Loan, 4.50%, Maturing October 23, 2017	1,864,041
		ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.44%, Maturing July 2, 2014	1,927,343
EUR	2,900	Term Loan, 2.44%, Maturing July 2, 2014	3,327,792
EUR	1,072	Term Loan, 3.52%, Maturing March 6, 2015	1,034,731
EUR	6,272	Term Loan, 2.57%, Maturing June 26, 2015	7,305,044
EUR	263	Term Loan, 2.57%, Maturing July 3, 2015	306,289
EUR	1,072	Term Loan, 3.77%, Maturing March 4, 2016	1,034,730
		San Juan Cable, LLC
	955	Term Loan, 2.10%, Maturing October 31, 2012	903,311
		UPC Broadband Holding B.V.
	1,864	Term Loan, 4.25%, Maturing December 30, 2016	1,777,442
EUR	9,221	Term Loan, 4.23%, Maturing December 31, 2016	11,104,130
	1,593	Term Loan, 4.25%, Maturing December 29, 2017	1,500,201
EUR	5,930	Term Loan, 4.48%, Maturing December 31, 2017	7,166,755
		Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.53%, Maturing June 30, 2015	3,062,455
GBP	3,500	Term Loan, 4.78%, Maturing December 31, 2015	5,363,877
		YPSO Holding SA
EUR	963	Term Loan, 4.39%, Maturing June 16, 2014(2)	1,012,574
EUR	1,572	Term Loan, 4.39%, Maturing June 16, 2014(2)	1,652,095

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,496	Term Loan, 4.39%, Maturing June 16, 2014(2)	$2,623,812

			$125,467,652

Chemicals and Plastics — 7.6%
		Arizona Chemical, Inc.
	835	Term Loan, 2.54%, Maturing February 28, 2013	$791,483
		Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 4.09%, Maturing January 20, 2014	3,550,027
	521	Term Loan, 4.10%, Maturing January 20, 2014	523,279
EUR	2,071	Term Loan, 4.36%, Maturing January 20, 2014	2,673,372
EUR	377	Term Loan, 4.88%, Maturing January 19, 2015	486,635
EUR	486	Term Loan, 5.00%, Maturing January 19, 2015	627,272
	1,000	Term Loan - Second Lien, 6.47%, Maturing July 7, 2015	986,667
		British Vita UK, Ltd.
EUR	969	Term Loan, 5.99%, Maturing June 30, 2014	1,253,912
		Celanese Holdings, LLC
	2,500	Term Loan, 2.10%, Maturing April 2, 2014	2,400,000
	9,064	Term Loan, 2.28%, Maturing April 2, 2014	8,696,797
		Chemtura Corp.
	1,600	DIP Loan, 6.00%, Maturing February 11, 2011	1,599,000
		Cognis GmbH
EUR	615	Term Loan, 2.72%, Maturing September 16, 2013	792,439
EUR	2,510	Term Loan, 2.72%, Maturing September 16, 2013	3,235,791
		Columbian Chemicals Acquisition
	424	Term Loan, 6.56%, Maturing March 16, 2013	419,886
		Ferro Corp.
	3,482	Term Loan, 6.53%, Maturing June 6, 2012	3,472,803
		Hexion Specialty Chemicals, Inc.
	1,362	Term Loan, 4.31%, Maturing May 5, 2015	1,281,558
	3,068	Term Loan, 4.31%, Maturing May 5, 2015	2,886,145
	3,880	Term Loan, 4.31%, Maturing May 5, 2015	3,598,700
EUR	731	Term Loan, 4.79%, Maturing May 5, 2015	852,612
		Huntsman International, LLC
	4,836	Term Loan, 2.21%, Maturing April 21, 2014	4,549,195
		INEOS Group
	298	Term Loan, 7.00%, Maturing December 14, 2012	298,128
	2,525	Term Loan, 7.50%, Maturing December 16, 2013	2,489,661
EUR	2,954	Term Loan, 7.50%, Maturing December 16, 2013	3,797,683
	2,459	Term Loan, 8.00%, Maturing December 16, 2014	2,423,880
EUR	2,954	Term Loan, 8.00%, Maturing December 16, 2014	3,797,683
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,222,681
		ISP Chemco, Inc.
	6,584	Term Loan, 1.88%, Maturing June 4, 2014	6,238,146
		Kraton Polymers, LLC
	3,732	Term Loan, 2.38%, Maturing May 13, 2013	3,531,000
		Lyondell Chemical Co.
	1,550	Term Loan, 5.50%, Maturing April 8, 2016	1,563,442
		MacDermid, Inc.
EUR	1,031	Term Loan, 2.83%, Maturing April 11, 2014	1,242,389
		Millenium Inorganic Chemicals
	3,897	Term Loan, 2.78%, Maturing May 15, 2014	3,629,131
		Momentive Performance Material
	4,678	Term Loan, 2.63%, Maturing December 4, 2013	4,341,138
		Nalco Co.
	995	Term Loan, 2.51%, Maturing May 13, 2016	960,486
	1,312	Term Loan, 6.50%, Maturing May 13, 2016	1,320,495
		Rockwood Specialties Group, Inc.
	5,023	Term Loan, 6.00%, Maturing May 15, 2014	5,035,915
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.05%, Maturing November 16, 2015	256,135

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	824	Term Loan, 5.05%, Maturing November 16, 2015	$730,288
EUR	887	Term Loan, 5.05%, Maturing November 16, 2015	785,861
		Solutia, Inc.
	1,750	Revolving Loan, 1.09%, Maturing March 12, 2015(3)	1,627,500
	6,209	Term Loan, 4.75%, Maturing March 17, 2017	6,229,395
		Styron S.A.R.L.
	3,675	Term Loan, 7.50%, Maturing June 17, 2016	3,707,156

			$99,905,766

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	2,349	Term Loan, 5.25%, Maturing December 10, 2015	$2,364,235
		Phillips Van Heusen Corp.
	2,437	Term Loan, 4.75%, Maturing May 6, 2016	2,451,323

			$4,815,558

Conglomerates — 2.7%
		Aquilex Holdings, LLC
	998	Term Loan, 5.50%, Maturing April 1, 2016	$994,590
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,304	Term Loan, 4.33%, Maturing July 13, 2015	1,114,592
GBP	579	Term Loan, 4.57%, Maturing July 13, 2015	784,007
	1,304	Term Loan, 4.83%, Maturing July 13, 2015	1,114,592
GBP	579	Term Loan, 5.07%, Maturing July 13, 2015	784,006
		Gentek Holding, LLC
	747	Term Loan, 7.00%, Maturing October 29, 2014	749,584
		Jarden Corp.
	641	Term Loan, 2.28%, Maturing January 24, 2012	629,723
	2,717	Term Loan, 2.28%, Maturing January 24, 2012	2,666,997
	984	Term Loan, 3.03%, Maturing January 24, 2012	969,951
		Johnson Diversey, Inc.
	1,940	Term Loan, 5.50%, Maturing November 24, 2015	1,940,250
		Manitowoc Company, Inc. (The)
	3,987	Term Loan, 8.00%, Maturing November 6, 2014	3,995,579
		Polymer Group, Inc.
	5,356	Term Loan, 7.00%, Maturing November 24, 2014	5,376,064
		RBS Global, Inc.
	1,060	Term Loan, 2.63%, Maturing July 19, 2013	1,003,964
	4,878	Term Loan, 2.88%, Maturing July 19, 2013	4,661,413
		RGIS Holdings, LLC
	252	Term Loan, 3.03%, Maturing April 30, 2014	233,117
	5,049	Term Loan, 3.03%, Maturing April 30, 2014	4,662,342
		US Investigations Services, Inc.
	1,945	Term Loan, 3.54%, Maturing February 21, 2015	1,718,772
	1,800	Term Loan, Maturing February 21, 2015(5)	1,800,000
		Vertrue, Inc.
	978	Term Loan, 3.54%, Maturing August 16, 2014	849,953

			$36,049,496

Containers and Glass Products — 3.9%
		Berry Plastics Corp.
	6,042	Term Loan, 2.34%, Maturing April 3, 2015	$5,573,372
		BWAY Corp.
	174	Term Loan, 5.50%, Maturing June 16, 2017	173,788
	1,851	Term Loan, 5.50%, Maturing June 16, 2017	1,853,743
		Consolidated Container Co.
	830	Term Loan, 2.56%, Maturing March 28, 2014	766,728
	1,500	Term Loan - Second Lien, 5.81%, Maturing September 28, 2014	1,301,250
		Crown Americas, Inc.
	567	Term Loan, 2.10%, Maturing November 15, 2012	562,889

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	388	Term Loan, 2.32%, Maturing November 15, 2012	$497,492
		Graham Packaging Holdings Co.
	3,550	Term Loan, 2.64%, Maturing October 7, 2011	3,546,126
	6,871	Term Loan, 6.75%, Maturing April 5, 2014	6,938,801
		Graphic Packaging International, Inc.
	5,474	Term Loan, 2.52%, Maturing May 16, 2014	5,298,031
	1,754	Term Loan, 3.28%, Maturing May 16, 2014	1,723,951
		JSG Acquisitions
EUR	1,528	Term Loan, 4.06%, Maturing December 31, 2014	1,956,432
EUR	1,511	Term Loan, 4.25%, Maturing December 31, 2014	1,934,064
		OI European Group B.V.
EUR	3,790	Term Loan, 2.02%, Maturing June 14, 2013	4,821,641
		Owens-Brockway Glass Container
	4,738	Term Loan, 1.84%, Maturing June 14, 2013	4,698,416
		Reynolds Group Holdings, Inc.
	2,125	Term Loan, 5.75%, Maturing May 5, 2016	2,118,359
	2,286	Term Loan, 6.25%, Maturing May 5, 2016	2,283,911
		Smurfit-Stone Container Corp
	5,625	Term Loan, 6.75%, Maturing February 22, 2016	5,659,132

			$51,708,126

Cosmetics/Toiletries — 0.7%
		Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, 3.56%, Maturing July 5, 2015	$1,458,002
EUR	2,000	Term Loan, 3.58%, Maturing July 5, 2015	2,460,059
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 30, 2014(6)	125,000
		Bausch & Lomb, Inc.
	605	Term Loan, 3.57%, Maturing April 24, 2015	580,801
	2,497	Term Loan, 3.63%, Maturing April 24, 2015	2,398,013
		Prestige Brands, Inc.
	1,995	Term Loan, 4.75%, Maturing March 24, 2016	1,992,506

			$9,014,381

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	4,964	Term Loan, 3.07%, Maturing May 3, 2012	$4,167,497
	1,000	Term Loan - Second Lien, 6.82%, Maturing May 3, 2013	398,333
		Pharmaceutical Holdings Corp.
	439	Term Loan, 4.57%, Maturing January 30, 2012	427,779
		Warner Chilcott Corp.
	1,660	Term Loan, 5.50%, Maturing October 30, 2014	1,660,573
	782	Term Loan, 5.75%, Maturing April 30, 2015	782,769
	1,294	Term Loan, 5.75%, Maturing April 30, 2015	1,295,198
	1,302	Term Loan, 5.75%, Maturing April 30, 2015	1,303,453

			$10,035,602

Ecological Services and Equipment — 1.3%
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.89%, Maturing March 31, 2014	$2,331,988
		Environmental Systems Products Holdings, Inc.
	179	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	167,101
		Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	11,774,289
		Sensus Metering Systems, Inc.
	2,974	Term Loan, 7.00%, Maturing June 3, 2013	2,989,033

			$17,262,411

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Electronics/Electrical — 4.0%
		Aspect Software, Inc.
	3,666	Term Loan, 6.25%, Maturing April 19, 2016	$3,604,714
		Christie/Aix, Inc.
	1,734	Term Loan, 5.25%, Maturing April 29, 2016	1,722,747
		FCI International S.A.S.
	497	Term Loan, 3.91%, Maturing November 1, 2013	461,802
	516	Term Loan, 3.91%, Maturing November 1, 2013	479,683
	497	Term Loan, 3.91%, Maturing October 31, 2014	461,802
	516	Term Loan, 3.91%, Maturing October 31, 2014	479,683
		Freescale Semiconductor, Inc.
	4,936	Term Loan, 4.60%, Maturing December 1, 2016	4,547,757
		Infor Enterprise Solutions Holdings
	500	Term Loan, 5.82%, Maturing March 2, 2014	387,500
EUR	1,930	Term Loan, 5.58%, Maturing July 28, 2015	2,282,436
	4,076	Term Loan, 6.07%, Maturing July 28, 2015	3,800,404
	7,811	Term Loan, 6.07%, Maturing July 28, 2015	7,245,050
		Network Solutions, LLC
	1,718	Term Loan, 2.57%, Maturing March 7, 2014	1,620,901
		Open Solutions, Inc.
	5,395	Term Loan, 2.63%, Maturing January 23, 2014	4,669,866
		Sensata Technologies Finance Co.
	7,539	Term Loan, 2.23%, Maturing April 26, 2013	7,118,727
		Shield Finance Co. S.A.R.L.
	2,025	Term Loan, 7.75%, Maturing June 15, 2016	1,959,187
		Spansion, LLC
	1,995	Term Loan, 7.50%, Maturing January 8, 2015	1,984,403
		Spectrum Brands, Inc.
	7,525	Term Loan, 8.00%, Maturing June 16, 2016	7,614,359
		VeriFone, Inc.
	223	Term Loan, 3.07%, Maturing October 31, 2013	218,050
		Vertafore, Inc.
	2,175	Term Loan, Maturing July 29, 2016(5)	2,168,884

			$52,827,955

Equipment Leasing — 0.6%
		AWAS Capital, Inc.
	3,774	Term Loan, 2.31%, Maturing March 22, 2013	$3,547,115
		Hertz Corp.
	785	Term Loan, 2.09%, Maturing December 21, 2012	760,493
	4,245	Term Loan, 2.09%, Maturing December 21, 2012	4,112,101

			$8,419,709

Farming/Agriculture — 0.5%
		CF Industries, Inc.
	4,607	Term Loan, 4.50%, Maturing April 6, 2015	$4,633,772
		Wm. Bolthouse Farms, Inc.
	1,696	Term Loan, 5.50%, Maturing February 11, 2016	1,693,842

			$6,327,614

Financial Intermediaries — 3.9%
		Citco III, Ltd.
	5,318	Term Loan, 4.75%, Maturing May 30, 2014	$5,105,584
		E.A. Viner International Co.
	126	Term Loan, 5.04%, Maturing July 31, 2013	119,713
		Fidelity National Information Services, Inc.
	5,700	Term Loan, 5.25%, Maturing July 18, 2016	5,739,780
		First Data Corp.
	992	Term Loan, 3.08%, Maturing September 24, 2014	866,029
	992	Term Loan, 3.08%, Maturing September 24, 2014	864,893

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,974	Term Loan, 3.08%, Maturing September 24, 2014	$3,466,893
		Grosvenor Capital Management
	1,358	Term Loan, 2.38%, Maturing December 5, 2013	1,289,687
		Interactive Data Corp.
	3,400	Term Loan, Maturing January 27, 2017(5)	3,398,582
		Jupiter Asset Management Group
GBP	1,030	Term Loan, 4.44%, Maturing March 17, 2015	1,524,161
		LPL Holdings, Inc.
	2,777	Term Loan, 2.21%, Maturing June 28, 2013	2,654,522
	8,742	Term Loan, 4.25%, Maturing June 25, 2015	8,413,959
	5,062	Term Loan, 5.25%, Maturing June 28, 2017	5,030,673
		MSCI, Inc.
	7,650	Term Loan, 4.75%, Maturing June 1, 2016	7,697,812
		Nuveen Investments, Inc.
	3,262	Term Loan, 3.51%, Maturing November 13, 2014	2,881,983
		Oxford Acquisition III, Ltd.
	1,234	Term Loan, 2.26%, Maturing May 12, 2014	1,085,559
		RJO Holdings Corp. (RJ O’Brien)
	1,467	Term Loan, 5.35%, Maturing July 12, 2014(2)	997,535

			$51,137,365

Food Products — 2.6%
		American Seafoods Group, LLC
	1,650	Term Loan, 5.50%, Maturing May 7, 2015	$1,647,411
		B&G Foods, Inc.
	1,130	Term Loan, 2.54%, Maturing February 26, 2013	1,124,783
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.90%, Maturing December 31, 2013	2,205,635
		Dean Foods Co.
	8,929	Term Loan, 1.92%, Maturing April 2, 2014	8,382,438
		Dole Food Company, Inc.
	312	Term Loan, 8.00%, Maturing August 30, 2010	313,188
	2,448	Term Loan, 5.02%, Maturing March 2, 2017	2,455,599
	986	Term Loan, 5.04%, Maturing March 2, 2017	988,666
		Michael Foods Holdings, Inc.
	1,700	Term Loan, 6.25%, Maturing June 29, 2016	1,706,587
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.93%, Maturing April 2, 2013(3)	2,730,000
	10,268	Term Loan, 2.85%, Maturing April 2, 2014	9,693,337
	2,425	Term Loan, 7.50%, Maturing April 2, 2014	2,435,825

			$33,683,469

Food Service — 3.5%
		AFC Enterprises, Inc.
	627	Term Loan, 7.00%, Maturing May 11, 2013	$628,682
		Aramark Corp.
	441	Term Loan, 2.07%, Maturing January 27, 2014	414,340
	6,209	Term Loan, 2.41%, Maturing January 27, 2014	5,828,384
	795	Term Loan, 3.60%, Maturing July 26, 2016	766,897
	12,089	Term Loan, 3.78%, Maturing July 26, 2016	11,661,174
		Buffets, Inc.
	2,943	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,668,816
	331	Term Loan, 7.53%, Maturing April 22, 2015(2)	256,161
		CBRL Group, Inc.
	3,381	Term Loan, 1.85%, Maturing April 29, 2013	3,306,567
	2,158	Term Loan, 2.85%, Maturing April 27, 2016	2,117,967
		JRD Holdings, Inc.
	2,002	Term Loan, 2.58%, Maturing July 2, 2014	1,912,089
		NPC International, Inc.
	1,620	Term Loan, 2.20%, Maturing May 3, 2013	1,543,005

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		OSI Restaurant Partners, LLC
	511	Term Loan, 2.82%, Maturing June 14, 2013	$445,392
	5,511	Term Loan, 2.88%, Maturing June 14, 2014	4,798,854
		QCE Finance, LLC
	3,869	Term Loan, 5.13%, Maturing May 5, 2013	3,209,295
		Sagittarius Restaurants, LLC
	1,375	Term Loan, 7.50%, Maturing May 18, 2015	1,356,094
		Selecta
GBP	2,500	Term Loan, 3.99%, Maturing June 28, 2015	3,295,213
		Wendys/Arbys Restaurants, LLC
	2,050	Term Loan, 5.00%, Maturing May 24, 2017	2,055,894

			$46,264,824

Food/Drug Retailers — 3.3%
		General Nutrition Centers, Inc.
	8,135	Term Loan, 2.71%, Maturing September 16, 2013	$7,680,489
		Pantry, Inc. (The)
	732	Term Loan, 2.07%, Maturing May 15, 2014	700,162
	2,541	Term Loan, 2.07%, Maturing May 15, 2014	2,431,766
		Rite Aid Corp.
	16,958	Term Loan, 2.09%, Maturing June 4, 2014	14,914,343
	2,429	Term Loan, 6.00%, Maturing June 4, 2014	2,301,759
	2,491	Term Loan, 9.50%, Maturing June 10, 2015	2,545,127
		Roundy’s Supermarkets, Inc.
	10,686	Term Loan, 7.00%, Maturing November 3, 2013	10,655,575
	2,000	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,032,500

			$43,261,721

Forest Products — 1.5%
		Georgia-Pacific Corp.
	9,685	Term Loan, 2.48%, Maturing December 20, 2012	$9,543,699
	7,445	Term Loan, 2.53%, Maturing December 21, 2012	7,336,342
	3,178	Term Loan, 3.79%, Maturing December 23, 2014	3,168,002

			$20,048,043

Health Care — 13.8%
		Alliance Healthcare Services
	3,806	Term Loan, 5.50%, Maturing June 1, 2016	$3,755,131
		American Medical Systems
	486	Term Loan, 2.63%, Maturing July 20, 2012	468,834
		AMR Holdco, Inc.
	994	Term Loan, 3.34%, Maturing April 8, 2015	991,266
		Ardent Medical Services, Inc.
	2,693	Term Loan, 6.50%, Maturing September 9, 2015	2,627,602
		Aveta Holdings, LLC
	1,447	Term Loan, 8.00%, Maturing April 14, 2015	1,417,492
	1,447	Term Loan, 8.00%, Maturing April 14, 2015	1,417,492
		Biomet, Inc.
	10,311	Term Loan, 3.51%, Maturing March 25, 2015	10,046,212
EUR	1,040	Term Loan, 3.64%, Maturing March 25, 2015	1,289,312
		Cardinal Health 409, Inc.
	5,893	Term Loan, 2.57%, Maturing April 10, 2014	5,332,939
		Carestream Health, Inc.
	6,105	Term Loan, 2.32%, Maturing April 30, 2013	5,804,951
	1,000	Term Loan - Second Lien, 5.57%, Maturing October 30, 2013	931,429
		Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.82%, Maturing July 24, 2015	2,989,789
		Community Health Systems, Inc.
	1,009	Term Loan, 2.79%, Maturing July 25, 2014	957,026
	19,650	Term Loan, 2.79%, Maturing July 25, 2014	18,647,032

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Concentra, Inc.
	2,077	Term Loan, 2.79%, Maturing June 25, 2014	$1,940,134
		ConMed Corp.
	997	Term Loan, 1.82%, Maturing April 12, 2013	937,292
		CRC Health Corp.
	1,330	Term Loan, 2.78%, Maturing February 6, 2013	1,213,605
	1,431	Term Loan, 2.78%, Maturing February 6, 2013	1,305,879
		Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.60%, Maturing May 29, 2015	1,489,528
		DaVita, Inc.
	7,807	Term Loan, 1.86%, Maturing October 5, 2012	7,652,165
		DJO Finance, LLC
	889	Term Loan, 3.32%, Maturing May 20, 2014	848,294
		Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	362,925
	633	Term Loan, 4.50%, Maturing September 10, 2014	635,344
		Harvard Drug Group, LLC
	119	Term Loan, 6.50%, Maturing April 8, 2016	114,593
	868	Term Loan, 6.50%, Maturing April 8, 2016	833,407
		HCA, Inc.
	5,238	Term Loan, 2.78%, Maturing November 18, 2013	5,066,951
	12,561	Term Loan, 3.78%, Maturing March 31, 2017	12,250,162
		Health Management Association, Inc.
	10,406	Term Loan, 2.28%, Maturing February 28, 2014	9,810,405
		HealthSouth Corp.
	600	Term Loan, 2.50%, Maturing March 10, 2012	570,000
	1,360	Term Loan, 2.79%, Maturing March 11, 2013	1,322,716
	1,119	Term Loan, 4.29%, Maturing September 10, 2015	1,108,042
		Iasis Healthcare, LLC
	952	Term Loan, 2.32%, Maturing March 14, 2014	900,958
	2,752	Term Loan, 2.32%, Maturing March 14, 2014	2,603,172
	259	Term Loan, 3.21%, Maturing March 14, 2014	245,159
		Ikaria Acquisition, Inc.
	2,000	Term Loan, 7.00%, Maturing May 16, 2016	1,935,000
		IM U.S. Holdings, LLC
	3,807	Term Loan, 2.42%, Maturing June 26, 2014	3,650,201
	1,986	Term Loan - Second Lien, 4.57%, Maturing June 26, 2015	1,925,979
		IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,005,586
		inVentiv Health, Inc.
	1,980	Term Loan, 2.29%, Maturing July 6, 2014	1,970,296
		Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.25%, Maturing April 15, 2015	2,189,723
		MPT Operating Partnership, LP
	2,525	Term Loan, 5.00%, Maturing May 17, 2016	2,512,375
		MultiPlan Merger Corp.
	1,033	Term Loan, 3.63%, Maturing April 12, 2013	1,027,564
	1,303	Term Loan, 3.63%, Maturing April 12, 2013	1,296,417
	1,538	Term Loan, 6.00%, Maturing April 12, 2013	1,535,531
		Mylan, Inc.
	3,791	Term Loan, 3.75%, Maturing October 2, 2014	3,778,614
		National Mentor Holdings, Inc.
	190	Term Loan, 2.30%, Maturing June 29, 2013	167,076
	3,081	Term Loan, 2.54%, Maturing June 29, 2013	2,703,767
		Nyco Holdings
	990	Term Loan, 4.14%, Maturing December 29, 2014	914,986
EUR	2,299	Term Loan, 4.47%, Maturing December 29, 2014	2,796,003
	990	Term Loan, 4.89%, Maturing December 29, 2015	914,986
EUR	2,299	Term Loan, 5.22%, Maturing December 29, 2015	2,796,003

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Prime Healthcare Services, Inc.
	5,486	Term Loan, 7.25%, Maturing April 22, 2015	$5,266,800
		RadNet Management, Inc.
	2,569	Term Loan, 5.75%, Maturing April 1, 2016	2,538,595
		ReAble Therapeutics Finance, LLC
	4,317	Term Loan, 2.41%, Maturing November 16, 2013	4,183,844
		RehabCare Group, Inc.
	1,901	Term Loan, 6.00%, Maturing November 24, 2015	1,889,467
		Select Medical Holdings Corp.
	5,568	Term Loan, 4.23%, Maturing August 22, 2014	5,425,625
		Skillsoft Corp.
	3,000	Term Loan, 6.50%, Maturing May 19, 2017	3,011,250
		Sunrise Medical Holdings, Inc.
EUR	1,163	Term Loan, 8.00%, Maturing May 13, 2014	1,424,724
		TZ Merger Sub., Inc. (TriZetto)
	964	Term Loan, 7.50%, Maturing August 4, 2015	963,668
		Universal Health Services, Inc.
	5,025	Term Loan, Maturing July 28, 2016(5)	4,995,689
		Vanguard Health Holding Co., LLC
	3,791	Term Loan, 5.00%, Maturing January 29, 2016	3,759,228
		VWR International, Inc.
	5,298	Term Loan, 2.82%, Maturing June 30, 2014	4,920,784

			$181,387,019

Home Furnishings — 0.8%
		Hunter Fan Co.
	1,402	Term Loan, 2.85%, Maturing April 16, 2014	$1,248,984
		Interline Brands, Inc.
	2,635	Term Loan, 2.08%, Maturing June 23, 2013	2,450,853
	717	Term Loan, 2.08%, Maturing June 23, 2013	667,174
		National Bedding Co., LLC
	3,934	Term Loan, 2.38%, Maturing February 28, 2013	3,776,794
		Oreck Corp.
	237	Term Loan - Second Lien, 4.04%, Maturing March 19, 2016(7)	189,826
		Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 24, 2016	2,231,753

			$10,565,384

Industrial Equipment — 2.9%
		Brand Energy and Infrastructure Services, Inc.
	1,083	Term Loan, 3.81%, Maturing February 7, 2014	$990,854
		Bucyrus International, Inc.
	3,092	Term Loan, 4.50%, Maturing February 19, 2016	3,106,231
		CEVA Group PLC U.S.
	3,406	Term Loan, 3.32%, Maturing November 4, 2013	3,014,741
	413	Term Loan, 3.53%, Maturing November 4, 2013	363,235
EUR	257	Term Loan, 3.64%, Maturing November 4, 2013	294,607
EUR	437	Term Loan, 3.64%, Maturing November 4, 2013	500,277
EUR	537	Term Loan, 3.64%, Maturing November 4, 2013	614,843
EUR	435	Term Loan, 3.75%, Maturing November 4, 2013	498,885
		EPD Holdings, (Goodyear Engineering Products)
	448	Term Loan, 2.84%, Maturing July 31, 2014	382,947
	3,127	Term Loan, 2.84%, Maturing July 31, 2014	2,673,752
	1,000	Term Loan - Second Lien, 6.09%, Maturing July 13, 2015	762,500
		Generac Acquisition Corp.
	1,387	Term Loan, 2.90%, Maturing November 11, 2013	1,280,964
		Gleason Corp.
	2,340	Term Loan, 2.19%, Maturing June 30, 2013	2,117,509
		Jason, Inc.
	1,318	Term Loan, 0.00%, Maturing July 30, 2010(4)	988,678

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		John Maneely Co.
	5,868	Term Loan, 3.78%, Maturing December 9, 2013	$5,582,873
		KION Group GmbH
EUR	525	Term Loan, 4.39%, Maturing December 23, 2014(2)	544,781
	1,770	Term Loan, 2.82%, Maturing January 28, 2015(2)	1,386,862
EUR	485	Term Loan, 4.64%, Maturing December 29, 2015(2)	503,853
	1,770	Term Loan, 2.82%, Maturing January 28, 2016(2)	1,386,862
		Polypore, Inc.
	8,057	Term Loan, 2.32%, Maturing July 3, 2014	7,719,907
EUR	721	Term Loan, 2.64%, Maturing July 3, 2014	882,839
		TFS Acquisition Corp.
	1,990	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,980,416

			$37,578,416

Insurance — 2.4%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,300,000
	978	Term Loan, 3.53%, Maturing August 21, 2014	922,156
		AmWINS Group, Inc.
	1,947	Term Loan, 3.04%, Maturing June 8, 2013	1,802,501
		Applied Systems, Inc.
	1,893	Term Loan, 2.82%, Maturing September 26, 2013	1,749,768
		CCC Information Services Group, Inc.
	3,913	Term Loan, 2.58%, Maturing February 10, 2013	3,779,542
		Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	7,023,828
		Crump Group, Inc.
	2,096	Term Loan, 3.32%, Maturing August 1, 2014	1,949,615
		HUB International Holdings, Inc.
	857	Term Loan, 3.03%, Maturing June 13, 2014	782,816
	3,811	Term Loan, 3.03%, Maturing June 13, 2014	3,482,601
	1,340	Term Loan, 6.75%, Maturing June 13, 2014	1,295,770
		U.S.I. Holdings Corp.
	4,666	Term Loan, 3.29%, Maturing May 5, 2014	4,266,752

			$31,355,349

Leisure Goods/Activities/Movies — 5.5%
		24 Hour Fitness Worldwide, Inc.
	1,000	Term Loan, 6.75%, Maturing April 22, 2016	$933,250
		AMC Entertainment, Inc.
	4,961	Term Loan, 2.08%, Maturing January 28, 2013	4,808,205
		Bombardier Recreational Products
	5,651	Term Loan, 3.19%, Maturing June 28, 2013	4,901,924
		Carmike Cinemas, Inc.
	5,655	Term Loan, 5.50%, Maturing January 27, 2016	5,654,087
		CFV I, LLC/Hicks Sports Group
	172	Term Loan, 11.44%, Maturing October 1, 2010(2)(3)	170,803
		Cinemark, Inc.
	9,224	Term Loan, 3.60%, Maturing April 29, 2016	9,017,394
		Deluxe Entertainment Services
	160	Term Loan, 6.25%, Maturing May 11, 2013	144,342
	1,479	Term Loan, 6.25%, Maturing May 11, 2013	1,331,445
	96	Term Loan, 6.35%, Maturing May 11, 2013	86,811
		Fender Musical Instruments Corp.
	271	Term Loan, 2.61%, Maturing June 9, 2014	237,566
	536	Term Loan, 2.79%, Maturing June 9, 2014	470,283
		Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, 3.82%, Maturing June 30, 2014	2,147,251
		Metro-Goldwyn-Mayer Holdings, Inc.
	8,746	Term Loan, 0.00%, Maturing April 9, 2012(6)	3,835,335

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		National CineMedia, LLC
	2,700	Term Loan, 2.29%, Maturing February 13, 2015	$2,563,874
		Regal Cinemas Corp.
	7,857	Term Loan, 4.03%, Maturing November 21, 2016	7,750,159
		Revolution Studios Distribution Co., LLC
	3,486	Term Loan, 4.07%, Maturing December 21, 2014	2,823,506
	2,825	Term Loan - Second Lien, 7.32%, Maturing June 21, 2015	1,341,875
		Six Flags Theme Parks, Inc.
	6,125	Term Loan, 6.00%, Maturing June 30, 2016	6,088,219
		Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,408,375
		Sram, LLC
	966	Term Loan, 5.01%, Maturing April 30, 2015	967,931
		SW Acquisition Co., Inc.
	4,328	Term Loan, 5.75%, Maturing June 1, 2016	4,338,395
		Universal City Development Partners, Ltd.
	6,045	Term Loan, 5.50%, Maturing November 6, 2014	6,062,862
		Zuffa, LLC
	2,964	Term Loan, 2.38%, Maturing June 22, 2015	2,808,722

			$71,892,614

Lodging and Casinos — 4.5%
		Ameristar Casinos, Inc.
	3,462	Term Loan, 3.59%, Maturing November 10, 2012	$3,455,384
		Choctaw Resort Development Enterprise
	881	Term Loan, 4.00%, Maturing November 4, 2011	872,261
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.52%, Maturing November 20, 2014	673,753
GBP	500	Term Loan, 5.02%, Maturing November 20, 2015	673,753
		Gala Electric Casinos, Ltd.
GBP	2,250	Term Loan, 4.96%, Maturing December 12, 2014	3,258,928
GBP	2,250	Term Loan, 5.45%, Maturing December 12, 2014	3,258,928
		Harrah’s Operating Co.
	3,622	Term Loan, 3.50%, Maturing January 28, 2015	3,118,646
	995	Term Loan, 9.50%, Maturing October 31, 2016	1,019,322
		Herbst Gaming, Inc.
	2,411	Term Loan, 0.00%, Maturing January 2, 2014(6)	1,483,019
	4,477	Term Loan, 0.00%, Maturing January 2, 2014(6)	2,753,596
		Isle of Capri Casinos, Inc.
	1,471	Term Loan, 5.00%, Maturing November 25, 2013	1,393,919
	1,913	Term Loan, 5.00%, Maturing November 25, 2013	1,813,114
	4,783	Term Loan, 5.00%, Maturing November 25, 2013	4,532,788
		LodgeNet Entertainment Corp.
	3,549	Term Loan, 2.54%, Maturing April 4, 2014	3,287,411
		New World Gaming Partners, Ltd.
	667	Term Loan, 3.05%, Maturing September 30, 2014	649,124
	3,295	Term Loan, 3.05%, Maturing September 30, 2014	3,204,843
		Penn National Gaming, Inc.
	8,919	Term Loan, 2.10%, Maturing October 3, 2012	8,741,005
		Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	231,760
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,803	Term Loan, 2.07%, Maturing May 23, 2014	2,608,356
	11,097	Term Loan, 2.07%, Maturing May 23, 2014	10,326,960
		VML US Finance, LLC
	730	Term Loan, 5.04%, Maturing May 25, 2012	713,521
	1,264	Term Loan, 5.04%, Maturing May 27, 2013	1,235,292

			$59,305,683

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Nonferrous Metals/Minerals — 1.1%
		Euramax International, Inc.
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	$1,017,467
	1,114	Term Loan, 14.00%, Maturing June 29, 2013(2)	1,051,334
EUR	707	Term Loan, 10.00%, Maturing June 29, 2015	868,222
EUR	738	Term Loan, 14.00%, Maturing June 29, 2015(2)	906,505
		Noranda Aluminum Acquisition
	699	Term Loan, 2.54%, Maturing May 18, 2014	648,550
		Novelis, Inc.
	1,916	Term Loan, 2.32%, Maturing July 6, 2014	1,837,745
	4,215	Term Loan, 2.54%, Maturing July 6, 2014	4,043,276
		Oxbow Carbon and Mineral Holdings
	3,693	Term Loan, 2.53%, Maturing May 8, 2014	3,501,065

			$13,874,164

Oil and Gas — 3.7%
		Atlas Pipeline Partners, L.P.
	3,121	Term Loan, 6.75%, Maturing July 27, 2014	$3,114,064
		Big West Oil, LLC
	1,125	Term Loan, 12.00%, Maturing February 19, 2015	1,134,375
		CGGVeritas Services, Inc.
	1,871	Term Loan, 5.50%, Maturing January 12, 2016	1,847,969
		Citgo Petroleum Corp.
	1,325	Term Loan, 8.25%, Maturing June 24, 2015	1,305,332
	5,950	Term Loan, 9.25%, Maturing June 15, 2017	5,964,411
		Dresser, Inc.
	5,668	Term Loan, 2.70%, Maturing May 4, 2014	5,270,983
		Dynegy Holdings, Inc.
	1,042	Term Loan, 4.07%, Maturing April 2, 2013	977,565
	8,083	Term Loan, 4.07%, Maturing April 2, 2013	7,581,376
		Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.09%, Maturing November 1, 2012	2,756,141
		Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.78%, Maturing November 10, 2014	3,177,037
		Hercules Offshore, Inc.
	4,733	Term Loan, 6.00%, Maturing July 11, 2013	4,216,720
		Precision Drilling Corp.
	878	Term Loan, 4.35%, Maturing December 23, 2013	860,101
		Semcrude Pipeline, LLC
	2,349	Term Loan, 7.50%, Maturing June 2, 2014	2,343,551
		SemGroup Corp.
	2,673	Term Loan, 8.10%, Maturing November 30, 2012	2,649,402
		Sheridan Production Partners I, LLC
	253	Term Loan, 7.50%, Maturing April 20, 2017	245,618
	415	Term Loan, 7.50%, Maturing April 20, 2017	402,121
	3,129	Term Loan, 7.50%, Maturing April 20, 2017	3,034,685
		Targa Resources, Inc.
	1,191	Term Loan, 5.75%, Maturing July 5, 2016	1,193,506

			$48,074,957

Publishing — 5.5%
		American Media Operations, Inc.
	4,727	Term Loan, 10.00%, Maturing January 30, 2013(2)	$4,543,877
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.64%, Maturing September 27, 2013	2,215,125
		Black Press US Partnership
	563	Term Loan, 2.54%, Maturing August 2, 2013	493,637
	927	Term Loan, 2.54%, Maturing August 2, 2013	813,049
		GateHouse Media Operating, Inc.
	4,828	Term Loan, 2.33%, Maturing August 28, 2014	1,960,115

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	2,058	Term Loan, 2.34%, Maturing August 28, 2014	$835,394
	4,216	Term Loan, 2.59%, Maturing August 28, 2014	1,711,742
		Getty Images, Inc.
	3,137	Term Loan, 6.25%, Maturing July 2, 2015	3,152,251
		Laureate Education, Inc.
	643	Term Loan, 3.74%, Maturing August 17, 2014	585,740
	4,294	Term Loan, 3.74%, Maturing August 17, 2014	3,911,616
	993	Term Loan, 7.00%, Maturing August 31, 2014	975,627
		MediaNews Group, Inc.
	1,116	Term Loan, 8.50%, Maturing March 19, 2014	1,051,622
		Mediannuaire Holding
EUR	446	Term Loan, 2.97%, Maturing October 10, 2014	417,091
EUR	445	Term Loan, 3.47%, Maturing October 9, 2015	415,812
		Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	5,050,778
		Nelson Education, Ltd.
	1,507	Term Loan, 3.03%, Maturing July 5, 2014	1,364,174
		Newspaper Holdings, Inc.
	7,911	Term Loan, 2.00%, Maturing July 24, 2014	4,746,362
		Nielsen Finance, LLC
	9,714	Term Loan, 2.35%, Maturing August 9, 2013	9,244,533
	4,695	Term Loan, 4.10%, Maturing May 2, 2016	4,549,884
		Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,243,889
		Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(6)	667,716
		Source Interlink Companies, Inc.
	909	Term Loan, 10.75%, Maturing June 18, 2013	872,727
	534	Term Loan, 15.00%, Maturing March 18, 2014(2)	336,538
		Source Media, Inc.
	1,976	Term Loan, 6.04%, Maturing November 8, 2011	1,892,372
		Star Tribune Co. (The)
	251	Term Loan, 8.00%, Maturing September 28, 2014(7)	204,503
	167	Term Loan, 8.00%, Maturing September 29, 2014(7)	119,273
		TL Acquisitions, Inc.
	997	Term Loan, 3.03%, Maturing July 3, 2014	884,884
		Trader Media Corp.
GBP	4,251	Term Loan, 2.70%, Maturing March 23, 2015	5,999,581
		Tribune Co.
	4,940	Term Loan, 0.00%, Maturing June 4, 2014(6)	2,809,823
		Xsys, Inc.
	3,796	Term Loan, 2.64%, Maturing September 27, 2013	3,397,211
	3,877	Term Loan, 2.64%, Maturing September 27, 2014	3,469,998
EUR	1,226	Term Loan, 2.97%, Maturing September 27, 2014	1,472,653
	1,290	Term Loan - Second Lien, 4.94%, Maturing September 27, 2015	1,109,486

			$72,519,083

Radio and Television — 4.0%
		Block Communications, Inc.
	1,764	Term Loan, 2.32%, Maturing December 22, 2011	$1,662,903
		CMP Susquehanna Corp.
	3,876	Term Loan, 2.38%, Maturing May 5, 2013	3,388,564
		Emmis Operating Co.
	3,134	Term Loan, 4.54%, Maturing November 1, 2013	2,691,672
		Gray Television, Inc.
	1,476	Term Loan, 3.85%, Maturing December 31, 2014	1,389,696
		LBI Media, Inc.
	1,915	Term Loan, 1.82%, Maturing March 31, 2012	1,768,981
		Live Nation Worldwide, Inc.
	5,362	Term Loan, 4.50%, Maturing November 7, 2016	5,292,264

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mission Broadcasting, Inc.
	1,238	Term Loan, 5.00%, Maturing September 30, 2016	$1,213,485
		NEP II, Inc.
	974	Term Loan, 2.33%, Maturing February 16, 2014	929,809
		Nexstar Broadcasting, Inc.
	1,937	Term Loan, 5.01%, Maturing September 30, 2016	1,898,015
		Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.88%, Maturing June 25, 2014	7,263,998
		Spanish Broadcasting System, Inc.
	6,017	Term Loan, 2.29%, Maturing June 11, 2012	5,424,992
		Univision Communications, Inc.
	18,035	Term Loan, 2.57%, Maturing September 29, 2014	15,793,576
		Weather Channel
	3,707	Term Loan, 5.00%, Maturing September 14, 2015	3,714,694
		Young Broadcasting, Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	437,622

			$52,870,271

Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	5,068	Term Loan, 2.22%, Maturing April 26, 2013	$4,929,027

			$4,929,027

Retailers (Except Food and Drug) — 2.8%
		American Achievement Corp.
	330	Term Loan, 6.26%, Maturing March 25, 2011	$313,775
		Amscan Holdings, Inc.
	1,456	Term Loan, 2.79%, Maturing May 25, 2013	1,378,838
		Dollar General Corp.
	1,000	Term Loan, 3.14%, Maturing July 7, 2014	972,688
		Harbor Freight Tools USA, Inc.
	2,060	Term Loan, 5.02%, Maturing February 24, 2016	2,056,291
		Josten’s Corp.
	2,393	Term Loan, 2.34%, Maturing October 4, 2011	2,364,174
		Mapco Express, Inc.
	380	Term Loan, 6.75%, Maturing April 28, 2011	370,802
		Neiman Marcus Group, Inc.
	4,688	Term Loan, 2.47%, Maturing April 5, 2013	4,430,645
		Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.42%, Maturing July 25, 2014	3,463,913
		Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	175,000
		Pilot Travel Centers, LLC
	2,394	Term Loan, 5.25%, Maturing June 30, 2016	2,400,663
		Rent-A-Center, Inc.
	122	Term Loan, 2.18%, Maturing June 30, 2012	120,645
	2,138	Term Loan, 3.54%, Maturing March 31, 2015	2,117,087
		Rover Acquisition Corp.
	2,902	Term Loan, 2.66%, Maturing October 25, 2013	2,788,281
		Savers, Inc.
	2,768	Term Loan, 5.75%, Maturing March 11, 2016	2,781,903
		Vivarte
EUR	2,728	Term Loan, 2.53%, Maturing March 9, 2015	2,934,493
EUR	2,728	Term Loan, 3.03%, Maturing March 8, 2016	2,934,493
EUR	22	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	23,631
EUR	154	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	142,010
EUR	1,582	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	1,460,671

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.32%, Maturing February 6, 2014	$3,295,926

			$36,525,929

Surface Transport — 0.3%
		Oshkosh Truck Corp.
	1,278	Term Loan, 6.54%, Maturing December 6, 2013	$1,284,161
		Swift Transportation Co., Inc.
	2,275	Term Loan, 8.25%, Maturing May 9, 2014	2,220,261

			$3,504,422

Telecommunications — 4.4%
		Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.28%, Maturing February 1, 2012	$5,420,474
		Asurion Corp.
	8,461	Term Loan, 3.36%, Maturing July 3, 2014	8,120,268
	3,000	Term Loan - Second Lien, 6.84%, Maturing July 3, 2015	2,945,892
		BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 4.89%, Maturing March 31, 2016	1,856,990
		Cellular South, Inc.
	1,132	Term Loan, 1.83%, Maturing May 29, 2014	1,094,097
	3,328	Term Loan, 1.83%, Maturing May 29, 2014	3,215,982
		CommScope, Inc.
	2,209	Term Loan, 3.03%, Maturing December 26, 2014	2,158,823
		Intelsat Corp.
	7,278	Term Loan, 3.03%, Maturing January 3, 2014	6,883,182
	7,278	Term Loan, 3.03%, Maturing January 3, 2014	6,883,183
	7,280	Term Loan, 3.03%, Maturing January 3, 2014	6,885,301
		Intelsat Subsidiary Holding Co.
	2,646	Term Loan, 3.03%, Maturing July 3, 2013	2,517,817
		IPC Systems, Inc.
	1,310	Term Loan, 2.70%, Maturing May 31, 2014	1,172,076
GBP	214	Term Loan, 2.99%, Maturing May 31, 2014	300,745
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.58%, Maturing December 1, 2014	3,237,141
		NTelos, Inc.
	1,985	Term Loan, 5.75%, Maturing August 7, 2015	1,989,962
		Telesat Canada, Inc.
	167	Term Loan, 3.32%, Maturing October 31, 2014	162,387
	1,949	Term Loan, 3.32%, Maturing October 31, 2014	1,890,555
		TowerCo Finance, LLC
	945	Term Loan, 6.25%, Maturing November 24, 2014	944,463

			$57,679,338

Utilities — 3.7%
		AEI Finance Holding, LLC
	738	Revolving Loan, 3.43%, Maturing March 30, 2012	$689,708
	4,824	Term Loan, 3.53%, Maturing March 30, 2014	4,506,218
		BRSP, LLC
	1,458	Term Loan, 7.50%, Maturing June 4, 2014	1,450,351
		Calpine Corp.
	8,787	DIP Loan, 3.42%, Maturing March 29, 2014	8,358,811
		Covanta Energy Corp.
	1,000	Term Loan, 1.93%, Maturing February 10, 2014	952,032
	1,964	Term Loan, 2.00%, Maturing February 10, 2014	1,870,966
		Electricinvest Holding Co.
GBP	600	Term Loan, 5.07%, Maturing October 24, 2012	737,893
EUR	4,335	Term Loan - Second Lien, 5.12%, Maturing October 24, 2012	4,441,850
		New Development Holdings, Inc.
	2,000	Term Loan, 7.00%, Maturing July 3, 2017	2,019,688

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	NRG Energy, Inc.
2	Term Loan, 2.18%, Maturing February 1, 2013	$2,100
1,177	Term Loan, 2.28%, Maturing February 1, 2013	1,131,936
5,704	Term Loan, 3.68%, Maturing August 31, 2015	5,563,662
4,425	Term Loan, 3.78%, Maturing August 31, 2015	4,349,826
	TXU Texas Competitive Electric Holdings Co., LLC
990	Term Loan, 3.85%, Maturing October 10, 2014	770,470
2,446	Term Loan, 3.85%, Maturing October 10, 2014	1,897,371
10,337	Term Loan, 3.98%, Maturing October 10, 2014	8,046,444
	Vulcan Energy Corp.
2,174	Term Loan, 5.50%, Maturing September 29, 2015	2,195,993

		$48,985,319

Total Senior Floating-Rate Interests (identified cost $1,695,986,850)		$1,611,010,697

Corporate Bonds & Notes — 1.8%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.7%
		Grohe Holding GmbH, Variable Rate
EUR	7,500	3.71%, 1/15/14(8)	$8,845,135

			$8,845,135

Cable and Satellite Television — 0.4%
		Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18(9)	$5,200,000

			$5,200,000

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	697	5.00%, 1/29/19(2)(7)	$207,148

			$207,148

Ecological Services and Equipment — 0.0%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	87	1.00%, 3/31/15(2)(7)	$52,360

			$52,360

Electronics/Electrical — 0.2%
		NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.276%, 10/15/13	$2,182,125

			$2,182,125

Leisure Goods/Activities/Movies — 0.3%
		MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(9)	$3,940,000

			$3,940,000

Telecommunications — 0.2%
		Qwest Corp., Sr. Notes, Variable Rate
	3,150	3.787%, 6/15/13	$3,197,250

			$3,197,250

Total Corporate Bonds & Notes (identified cost $24,248,333)			$23,624,018

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,186	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.586%, 6/15/29(9)(10)	$1,152,397
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.878%, 8/11/16(9)(10)	407,799

Total Asset-Backed Securities (identified cost $2,186,204)		$1,560,196

Common Stocks — 1.3%

Shares	Security	Value
Automotive — 0.2%
48,926	Dayco Products, LLC(11)(12)	$1,981,503
44,747	Hayes Lemmerz International, Inc.(7)(11)(12)	270,272

		$2,251,775

Building and Development — 0.1%
4,587	Lafarge Roofing(7)(11)(12)	$0
156,924	Sanitec Europe Oy B Units(11)(12)	572,587
154,721	Sanitec Europe Oy E Units(7)(11)(12)	0
1,646	United Subcontractors, Inc.(7)(11)(12)	161,241
7,595	WCI Communities, Inc.(11)	645,595

		$1,379,423

Chemicals and Plastics — 0.1%
3,877	Vita Cayman II, Ltd.(11)(12)	$1,376,756
662	Wellman Holdings, Inc.(7)(11)(12)	0

		$1,376,756

Ecological Services and Equipment — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(7)(11)(13)	$3,540

		$3,540

Food Service — 0.0%
66,567	Buffets, Inc.(11)	$274,589

		$274,589

Home Furnishings — 0.0%
4,230	Oreck Corp.(7)(11)(12)	$288,021

		$288,021

Investment Services — 0.0%
20,048	Safelite Realty Corp.(7)(13)	$0

		$0

Lodging and Casinos — 0.0%
40,751	Tropicana Entertainment, Inc.(11)(12)	$570,514

		$570,514

Publishing — 0.8%
13,247	Ion Media Networks, Inc.(7)(11)(12)	$3,828,118
66,239	MediaNews Group, Inc.(11)(12)	1,059,822
247,269	Reader’s Digest Association, Inc. (The)(11)(12)	4,883,563
2,290	Source Interlink Companies, Inc.(7)(11)(12)	13,946
6,089	Star Tribune Media Holdings Co.(7)(11)	5,419
16,600	SuperMedia, Inc.(11)	350,094

		$10,140,962

Shares	Security	Value
Radio and Television — 0.1%
714	Young Broadcasting, Inc.(7)(11)(12)	$1,227,037

		$1,227,037

Total Common Stocks (identified cost $15,053,070)		$17,512,617

Preferred Stocks — 0.0%(15)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(15)
569	Environmental Systems Products Holdings, Inc., Series A(7)(11)(13)	$34,140

		$34,140

Total Preferred Stocks (identified cost $9,958)		$34,140

Warrants — 0.0%(15)

Shares	Security	Value
Radio and Television — 0.0%(15)
7	Young Broadcasting, Inc. Expires 12/24/24(7)(12)	$12,030

		$12,030

Total Warrants (identified cost $12,030)		$12,030

Short-Term Investments — 2.4%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$27,432	Eaton Vance Cash Reserves Fund, LLC, 0.25%(14)	$27,431,762
4,253	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	4,253,286

Total Short-Term Investments (identified cost $31,685,048)		$31,685,048

Total Investments — 128.5% (identified cost $1,769,181,493)		$1,685,438,746

Less Unfunded Loan Commitments — (0.8)%		$(11,201,276)

Net Investments — 127.7% (identified cost $1,757,980,217)		$1,674,237,470

Other Assets, Less Liabilities — (27.7)%		$(363,003,854)

Net Assets — 100.0%		$1,311,233,616

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted matured security.

(5)		This Senior Loan will settle after July 31, 2010, at which time the interest rate will be determined.

(6)		Currently the issuer is in default with respect to interest payments.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $10,700,196 or 0.8% of the Portfolio’s net assets.

(10)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(11)		Non-income producing security.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Restricted security.

(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $25,288 and $0, respectively.

(15)		Amount is less than 0.05%.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/10	British Pound Sterling 31,696,475	United States Dollar 49,382,475	$(347,442)
8/31/10	Euro 98,512,062	United States Dollar 127,869,642	(504,634)

			$(852,076)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $852,076.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,758,454,570

Gross unrealized appreciation	$17,847,462
Gross unrealized depreciation	(102,064,562)

Net unrealized depreciation	$(84,217,100)

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$3,540
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	(1)	0

			$0		$3,540

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$34,140

			$9,958		$34,140

Total Restricted Securities			$9,958		$37,680

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,599,295,819	$513,602	$1,599,809,421
Corporate Bonds & Notes	—	23,364,510	259,508	23,624,018
Asset-Backed Securities	—	1,560,196	—	1,560,196
Common Stocks	350,094	11,364,929	5,797,594	17,512,617
Preferred Stocks	—	—	34,140	34,140
Warrants	—	—	12,030	12,030
Short-Term Investments	—	31,685,048	—	31,685,048

Total Investments	$350,094	$1,667,270,502	$6,616,874	$1,674,237,470

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(852,076)	$—	$(852,076)

Total	$—	$(852,076)	$—	$(852,076)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$—	$3,466,183
Realized gains (losses)	(1,372,485)	—	119,780	(217,432)	1,261	(1,468,876)
Change in net unrealized appreciation (depreciation)	98,279	(77,729)	(153,623)	206,052	—	72,979
Net purchases (sales)	(727,242)	30,275	5,427,234	—	10,769	4,741,036
Accrued discount (premium)	20,188	(2,518)	—	—	—	17,670
Net transfers to (from) Level 3*	—	—	(212,118)	—	—	(212,118)

Balance as of July 31, 2010	$513,602	$259,508	$5,797,594	$34,140	$12,030	$6,616,874

Change in net unrealized appreciation (depreciation) in investments still held as of July 31, 2010	$(54,887)	$(77,729)	$(153,623)	$(11,380)	$—	$(297,619)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page Scott H. Page
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010